Expense Example	Dec. 31, 2025 USD ($)
Penn Capital Short Duration High Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,564
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	2,008
P/E Global Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,872
P/E Global Enhanced International Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	2,142
P/E Global Enhanced International Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	576
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,417
Torray Equity Income Fund | Torray Equity Income Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Longview Advantage ETF | Longview Advantage ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	421
Tweedy, Browne Insider + Value ETF | Tweedy, Browne Insider + Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Tweedy, Browne International Insider + Value ETF | Tweedy, Browne International Insider + Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Advent Convertible Bond ETF | Advent Convertible Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	976
First Eagle Global Equity ETF | First Eagle Global Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	951
First Eagle Overseas Equity ETF | First Eagle Overseas Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	951
Twin Oak Enhanced Credit ETF | Twin Oak Enhanced Credit ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	349
Twin Oak Active Opportunities II ETF | Twin Oak Active Opportunities II ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	233
Twin Oak Active Opportunities III ETF | Twin Oak Active Opportunities III ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Twin Oak Endure ETF | Twin Oak Endure ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	906
MUFG Japan Small Cap Active ETF | MUFG Japan Small Cap Active ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	$ 271